UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles R. Holzer
Title:            Managing Director
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Charles R. Holzer      New York, New York          May 14, 2008
    ---------------------      ------------------          ------------
         [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $104,313 (thousands)


List of Other Included Managers:

   None.

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FORM 13F INFORMATION TABLE
For Quarter Ended: 3/31/08                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:    Item 5:            Item 6:   Item 7:          Item 8:
Name of Issuer                Title of Class    CUSIP   Fair Market Shares or          Investment Other    Voting Authority (Shares)
                                                Number     Value    Principal Sh/ Put/ Discretion Managers (a)        (b)       (c)
                                                         (X$1000)    Amount   Prn Call                     Sole     Shared     None

AES CORP. CMN                          COM      00130H105  23,788   1,426,998  SH         Sole             1,426,998
AMBAC FINANCIAL GROUP INC CMN          COM      023139108   2,663     463,083  SH         Sole               463,083
ARRIS GROUP INC CMN                    COM      04269Q100   3,041     522,527  SH         Sole               522,527
BROWN SHOE COMPANY INC CMN             COM      115736100     414      27,474  SH         Sole                27,474
CERADYNE INC CALIF CMN                 COM      156710105   9,763     305,485  SH         Sole               305,485
DYCOM INDUSTRIES INC CMN               COM      267475101   1,835     152,819  SH         Sole               152,819
GEORGIA GULF CORP NEW CMN              COM      373200203      12         679  SH  CALL   Sole                   679
GEORGIA GULF CORP NEW CMN              COM      373200203      84       8,350  SH  CALL   Sole                 8,350
GEORGIA GULF CORP NEW CMN              COM      373200203      36       2,431  SH  CALL   Sole                 2,431
HELIX ENERGY SOLUTNS GROUP INC CMN     COM      42330P107   9,349     296,800  SH         Sole               296,800
INGRAM MICRO INC. CLASS A COMMON STOCK COM      457153104     191      12,074  SH         Sole                12,074
ITT EDUCATIONAL SERVICES INC CMN       COM      45068B109   6,113     133,100  SH         Sole               133,100
MOTOROLA INC CMN                       COM      620076109   5,870     631,132  SH         Sole               631,132
NABORS INDUSTRIES LTD. CMN             COM      G6359F103   9,468     280,377  SH         Sole               280,377
NCR CORPORATION CMN                    COM      62886E108   8,256     361,643  SH         Sole               361,643
PIONEER DRILLING CO. CMN               COM      723655106   3,581     224,814  SH         Sole               224,814
SUNOCO INC CMN                         COM      86764P109   9,009     171,691  SH         Sole               171,691
URS CORPORATION CMN                    COM      903236107  10,840     331,605  SH         Sole               331,605

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